Derivative financial and operating assets and liabilities - Summary of reclassification adjustments from other comprehensive income to Consolidated Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	€ (532)	€ 353	€ 98
Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Ineffectiveness and discontinued hedges	4	(6)	2
Tax expense	77	(99)	5
Total recognized in the Consolidated Income Statement	(404)	179	(127)
Cash flow hedges | Currency risk management | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	(101)	(111)	(82)
Cash flow hedges | Currency risk management | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	0	0	(86)
Cash flow hedges | Currency risk management | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	7	(10)	20
Cash flow hedges | Interest rate risk management | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	0	0	0
Cash flow hedges | Interest rate risk management | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	0	0	(2)
Cash flow hedges | Interest rate risk management | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	44	(59)	(6)
Cash flow hedges | Commodity price risk management | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	€ (435)	€ 464	€ 18